Shareholder Report, Line Graph (Details) 191818_Carillon Reams Core Plus Bond Fund_Class R-6_TSR Annual {Class R-6} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 20, 2017	Dec. 31, 2025
Class R-6
Account Value [Line Items]
Accumulated Value	$ 1,189,764	$ 1,172,682	$ 1,103,933	$ 1,251,698	$ 1,276,372	$ 1,095,013	$ 1,011,143	$ 1,003,510	$ 1,000,000	$ 1,293,892
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 1,073,857	$ 1,060,597	$ 1,005,031	$ 1,155,342	$ 1,173,437	$ 1,091,502	$ 1,003,987	$ 1,003,873	$ 1,000,000	$ 1,152,259